Risk Management (Details) - Schedule of Liquidity Coverage Ratio	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Liquidity Coverage Ratio [Abstract]
Liquidity Coverage Ratio	212.00%	175.00%